Note 9 - Payroll and Related Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of payroll and related benefits [text block]
	2020	2019	2018
Wages and salaries	3,736.5	3,700.6	3,422.0
Social security contributions	851.8	822.9	789.3
Other personnel costs	836.9	764.9	726.6
Increase in liabilities for defined benefit plans	131.2	147.7	142.0
Share-based payments	223.1	219.2	162.7
Contributions to defined contribution plans	61.1	29.7	32.2
	5,840.6	5,685.0	5,274.8

Disclosure of payroll and related benefits affecting the income statement [text block]
	2020	2019	2018
Cost of sales	2,175.1	1,976.7	1,814.7
Distribution expenses	1,130.4	1,014.5	987.7
Sales and marketing expenses	1,333.7	1,231.3	1,239.0
Administrative expenses	1,089.2	1,338.8	1,085.4
Net finance costs	44.1	89.2	103.0
Other operating income/(expenses), net	2.2	1.3	-
Exceptional items	65.9	33.2	45.0
	5,840.6	5,685.0	5,274.8